Taxation - Income before Income/(Loss) Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income/(Loss) from Domestic and Foreign Components Before Income Tax Expenses [Abstract]
Mainland China	¥ 1,813,055	$ 255,364	¥ 1,724,835	¥ 2,328,917
Non-Mainland China	184,509	25,987	38,011	(151,759)
Income before income taxes	¥ 1,997,564	$ 281,351	¥ 1,762,846	¥ 2,177,158